Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transactions [Abstract]
Rental Properties	$ 33
Operating lease provided by controlling shareholder	$ 16